Financial Instruments - Notional Values of Outstanding Foreign Exchange Forward Contracts, Foreign Exchange Option Contracts and Interest Rate Swap Contracts (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Forward contracts (sell) [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	$ 485,164	$ 442,125
Forward contracts (sell) [member] | US Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	316,651	260,999
Forward contracts (sell) [member] | Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	99,006	104,638
Forward contracts (sell) [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	21,811	26,395
Forward contracts (sell) [member] | Australian Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	27,290	29,076
Forward contracts (sell) [member] | Others Currencies [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	20,406	21,017
Option contracts (sell) [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	357,823	308,070
Option contracts (sell) [member] | US Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	204,773	137,687
Option contracts (sell) [member] | Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	88,899	92,159
Option contracts (sell) [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	26,147	33,202
Option contracts (sell) [member] | Australian Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	$ 38,004	45,022
Interest rate swap contracts [member] | US Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount		$ 16,800